Segment information (Tables)	12 Months Ended
Dec. 31, 2015
Segment information
Schedule of results of operations of the segments and reconciliation with consolidated results of operations

	Year Ended December31, 2015
	RMB
	Manufacturing	Solar projects	Elimination*	Total
Revenues—third parties	13,461,181	64,226	—	13,525,407
Revenues—intersegment	263,332	—	(263,332)	—
Gross profit— third parties	2,258,099	34,490	—	2,292,589
Gross profit—intersegment	59,599	—	(59,599)	—
Depreciation, depletion, and amortization expense	(771,986)	(25,685)	—	(797,671)
Interest expense	(218,759)	(30,623)	—	(249,382)
Interest income	25,321	250	—	25,571
Income/(loss) before income taxes	880,393	(48,992)	(59,599)	771,802

Total assets	15,318,101	1,277,414	(289,612)	16,305,903

	Year Ended December31, 2014
	RMB
	Manufacturing	Solar projects	Elimination*	Total
Revenues—third parties	11,295,523	—	—	11,295,523
Revenues—intersegment	690,593	—	(690,593)	—
Gross profit— third parties	1,756,495	—	—	1,756,495
Gross profit—intersegment	175,704	—	(175,704)	—
Depreciation, depletion, and amortization expense	(685,345)	—	—	(685,345)
Interest expense	(229,665)	—	—	(229,665)
Interest income	28,169	44	—	28,213
Income/(loss) before income taxes	701,363	(5,619)	(175,704)	520,040

Total assets	14,193,590	791,884	(501,696)	14,483,778

	Year Ended December31, 2013
	RMB
	Manufacturing	Solar projects	Elimination*	Total
Revenues—third parties	7,182,789	—	—	7,182,789
Revenues—intersegment	39,341	—	(39,341)	—
Gross profit— third parties	762,289	—	—	762,289
Gross profit—intersegment	4,721	—	(4,721)	—
Depreciation, depletion, and amortization expense	(595,792)	—	—	(595,792)
Interest expense	(285,618)	—	—	(285,618)
Interest income	17,069	22	—	17,091
Loss before income taxes	(436,701)	(97)	(4,721)	(441,519)

Total assets	11,847,433	75,586	(41,325)	11,881,694

*Elimination refers to (1) the elimination of revenue and profit from the sale of solar modules from manufacturing segment to solar project segment; (2) the elimination of unsettled receivables from manufacturing segment and unsettled payables from solar projects segment resulting from the above sales of solar modules.

Schedule of Group's net revenue generated from different geographic locations

	Year Ended December31,
	2013	2014	2015
	RMB	RMB	RMB
China	3,001,498	3,741,732	5,819,828
Outside China:
Japan	1,596,703	3,852,572	2,437,507
Rest of the world	2,584,588	3,701,219	5,268,072

Total outside China	4,181,291	7,553,791	7,705,579

Total net revenue	7,182,789	11,295,523	13,525,407